Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	T. Rowe Price Growth Stock Fund, Inc.
Central Index Key	0000080257
Amendment Flag	false
Document Creation Date	Aug 16, 2013
Document Effective Date	Aug 16, 2013
Prospectus Date	May 1, 2013

T. Rowe Price Growth Stock Fund

T. Rowe Price Growth Stock Fund–Advisor Class

T. Rowe Price Growth Stock Fund–R Class

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

On April 24, 2013, the Board of Directors approved a proposed amendment to the investment objective for the T. Rowe Price Growth Stock Fund (fund) and its Advisor and R Classes. The change is subject to shareholder approval at an annual meeting scheduled for October 22, 2013. Proxy materials describing the proposed objective change and the rationale for the proposal were mailed to shareholders beginning on August 2, 2013. All fund shareholders of record at the close of business on July 24, 2013 are eligible to vote on the proposal.

The fund’s current investment objective is as follows:

“The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.”
The Board proposes that the fund’s investment objective be changed to the following:
“The fund seeks long-term capital growth through investments in stocks.”

Although some of the companies targeted by the fund have demonstrated the ability to pay increasing dividends, this attribute does not represent a primary focus of stock selection. Therefore, removing the reference to “increasing dividend income” from the fund’s investment objective is not expected to alter the fund’s investment style. No modifications to the fund’s principal investment strategies are contemplated at this time, other than to clarify that the fund’s investments will mainly be in large-capitalization stocks.

No material changes are anticipated to the fund’s current investment program, or to the fund’s overall risk profile, as a result of these changes. However, the Board believes that it is in the interests of the fund’s shareholders to approve a more general investment objective to allow the fund greater flexibility to execute its investment program now and in the future.

If the proposed amendment to the fund’s investment objective is approved by shareholders, it is expected to become effective on or about November 1, 2013.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Growth Stock Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2013
Supplement [Text Block]	trpgsfi_SupplementTextBlock	T. Rowe Price Growth Stock Fund

T. Rowe Price Growth Stock Fund–Advisor Class

T. Rowe Price Growth Stock Fund–R Class

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

On April 24, 2013, the Board of Directors approved a proposed amendment to the investment objective for the T. Rowe Price Growth Stock Fund (fund) and its Advisor and R Classes. The change is subject to shareholder approval at an annual meeting scheduled for October 22, 2013. Proxy materials describing the proposed objective change and the rationale for the proposal were mailed to shareholders beginning on August 2, 2013. All fund shareholders of record at the close of business on July 24, 2013 are eligible to vote on the proposal.

The fund’s current investment objective is as follows:

“The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.”
The Board proposes that the fund’s investment objective be changed to the following:
“The fund seeks long-term capital growth through investments in stocks.”

Although some of the companies targeted by the fund have demonstrated the ability to pay increasing dividends, this attribute does not represent a primary focus of stock selection. Therefore, removing the reference to “increasing dividend income” from the fund’s investment objective is not expected to alter the fund’s investment style. No modifications to the fund’s principal investment strategies are contemplated at this time, other than to clarify that the fund’s investments will mainly be in large-capitalization stocks.

No material changes are anticipated to the fund’s current investment program, or to the fund’s overall risk profile, as a result of these changes. However, the Board believes that it is in the interests of the fund’s shareholders to approve a more general investment objective to allow the fund greater flexibility to execute its investment program now and in the future.

If the proposed amendment to the fund’s investment objective is approved by shareholders, it is expected to become effective on or about November 1, 2013.
T. Rowe Price Growth Stock Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpgsfi_SupplementTextBlock	T. Rowe Price Growth Stock Fund

T. Rowe Price Growth Stock Fund–Advisor Class

T. Rowe Price Growth Stock Fund–R Class

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

On April 24, 2013, the Board of Directors approved a proposed amendment to the investment objective for the T. Rowe Price Growth Stock Fund (fund) and its Advisor and R Classes. The change is subject to shareholder approval at an annual meeting scheduled for October 22, 2013. Proxy materials describing the proposed objective change and the rationale for the proposal were mailed to shareholders beginning on August 2, 2013. All fund shareholders of record at the close of business on July 24, 2013 are eligible to vote on the proposal.

The fund’s current investment objective is as follows:

“The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.”
The Board proposes that the fund’s investment objective be changed to the following:
“The fund seeks long-term capital growth through investments in stocks.”

Although some of the companies targeted by the fund have demonstrated the ability to pay increasing dividends, this attribute does not represent a primary focus of stock selection. Therefore, removing the reference to “increasing dividend income” from the fund’s investment objective is not expected to alter the fund’s investment style. No modifications to the fund’s principal investment strategies are contemplated at this time, other than to clarify that the fund’s investments will mainly be in large-capitalization stocks.

No material changes are anticipated to the fund’s current investment program, or to the fund’s overall risk profile, as a result of these changes. However, the Board believes that it is in the interests of the fund’s shareholders to approve a more general investment objective to allow the fund greater flexibility to execute its investment program now and in the future.

If the proposed amendment to the fund’s investment objective is approved by shareholders, it is expected to become effective on or about November 1, 2013.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Growth Stock Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 16, 2013